Stockholders' Equity - Schedule of Restricted Common Stock Award Activity (Details) - Restricted Stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Number of Shares
Beginning Balance (in shares)	2,705,423	2,810,659
Granted (in shares)		2,848,936
Vested (in shares)	(591,229)	(2,802,246)
Forfeited/ cancelled (in shares)		151,926
Ending Balance (in shares)	2,114,194	2,705,423
Weighted Average Fair Value
Beginning Balance (in dollars per share)	$ 0.76	$ 0.1
Granted (in dollars per share)		2.29
Vested (in dollars per share)	0.57	1.59
Forfeited/ cancelled (in dollars per share)		0.14
Ending Balance (in dollars per share)	$ 0.87	$ 0.76